Administrative and Selling Expenses	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Administrative and Selling Expenses
9.	ADMINISTRATIVE AND SELLING EXPENSES

	Year ended December 31, 2025	Nine months ended December 31, 2024

Administrative and selling expense is comprised of:

Personnel expenses	$36.6	$30.5

Share-based compensation expense	7.4	12.7

Professional, consulting, legal and other fees	15.2	14.6

Insurance	35.4	24.6

Software licenses	6.8	5.3

Allowance for doubtful accounts (Note 15)	0.4	5.6

Amortization of intangible assets and non-producing assets	0.8	0.4

Other administrative and selling	9.6	9.9

	$112.2	$103.6